Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
Total dividends paid for ordinary share	$ 330	$ 327	$ 327
Proposed final dividend per ordinary share	$ 0.241
Total proposed dividends	$ 204
Distributable reserves	2,265	3,119
Ordinary Shares
Equity
Ordinary dividends paid relating to prior years	202	202	201
Ordinary dividends paid relating to current years	128	125	126
Total dividends paid for ordinary share	$ 330	$ 327	$ 327
Ordinary Shares | Final dividends
Equity
Ordinary dividends per share	$ 0.231	$ 0.231	$ 0.231
Ordinary Shares | Interim dividends
Equity
Ordinary dividends per share	$ 0.150	$ 0.144	$ 0.144